Consolidated Statements of Shareholders' Equity and Redeemable Noncontrolling Interest (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Common Class A [Member]
Dividends declared (in dollars per share) | $ / shares	$ 0.24
Dividends declared (in dollars per share) | $ / shares	0.24
Common Class B [Member]
Dividends declared (in dollars per share) | $ / shares	0.28
Dividends declared (in dollars per share) | $ / shares	$ 0.28
Foreign currency translation adjustment, tax expense	$ (93)
Foreign currency translation adjustment, liquidation of subsidiary	2,724
Unrealized losses on interest rate swap cash flow hedge, tax	0
Unrealized holding losses on marketable securities arising during the period, tax	0
Change in unfunded SERP liability, tax	(161)
Change in unfunded SERP liability, tax	$ (161)